Note 4 - Loans (Details) - Allowance for Loan Losses Activity (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for Loan Losses Activity [Abstract]
Balance, beginning of year	$ 6,041	$ 8,159
Provision for loan losses	(600)	400
Net (chargeoffs) recoveries	161	(2,518)
Balance, end of year	$ 5,602	$ 6,041